Acquisitions and Divestitures - Additional Information (Detail) - USD ($)													1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 17, 2015	Dec. 30, 2014	Jul. 01, 2014	May. 09, 2014	Mar. 25, 2014	May. 10, 2013	Apr. 30, 2013	Jan. 01, 2013	Sep. 28, 2012	Sep. 18, 2012	Jul. 11, 2012	May. 01, 2012	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition And Divestiture [Line Items]
Proceeds from the sale of oil and natural gas properties															$ 6,700,000	$ 155,712,000	$ 34,521,000
Subsequent Event [Member] | Rockies Divestiture [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures	$ 13,500,000
Subsidiaries [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures																	3,300,000
Gain (loss) on sale of oil and gas properties																	(100,000)
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases																	10,200,000
WildHorse Resources, LLC [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases							$ 67,100,000
Northern Oklahoma [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures				$ 7,600,000
Gain (loss) on sale of oil and gas properties				$ (3,200,000)
Garza County, Texas [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures											$ 26,100,000
Gain (loss) on sale of oil and gas properties											$ 7,600,000
Ector County, Texas [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures										$ 4,700,000
Gain (loss) on sale of oil and gas properties										$ 2,200,000
Terryville Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases		$ 71,900,000												$ 24,000,000
Wyoming Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases			$ 906,100,000
Business acquisition, revenues			72,000,000
Business acquisition, earnings			$ 22,900,000
Eagle Ford Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases					$ 168,100,000
Business acquisition, revenues															36,500,000
Business acquisition, earnings															$ 16,300,000
Percentage of leasehold interest acquired					30.00%
East Texas Acquisition and Rockies Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases																29,400,000
Propel Energy [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases																9,300,000
Tanos [Member] | Natural Gas Pipe Lines [Member]
Business Acquisition And Divestiture [Line Items]
Gain (loss) on sale of oil and gas properties								$ 1,400,000
Period for drilling any new wells								3 years
Contingent consideration related to sale of natural gas pipeline								$ 400,000
Tanos [Member] | Natural Gas Pipe Lines [Member] | Minimum [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures								1,500,000
Tanos [Member] | Natural Gas Pipe Lines [Member] | Maximum [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures								$ 2,000,000
Tanos [Member] | Oil And Natural Gas Properties [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures																2,900,000
Tanos [Member] | Non Operated Oil And Natural Gas Properties [Member]
Business Acquisition And Divestiture [Line Items]
Gain (loss) on sale of oil and gas properties																1,400,000
Black Diamond [Member]
Business Acquisition And Divestiture [Line Items]
Proceeds from divestitures						$ 33,000,000
Gain (loss) on sale of oil and gas properties						(6,800,000)
Net book value of oil and gas properties						$ 39,800,000
BlueStone Natural Resources Holdings, LLC [Member]
Business Acquisition And Divestiture [Line Items]
Gain (loss) on sale of oil and gas properties																89,500,000
Proceeds from the sale of oil and natural gas properties																$ 117,900,000
Undisclosed Seller Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases												$ 112,100,000
Business acquisition, revenues																	22,100,000
Business acquisition, earnings																	9,200,000
Goodrich Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases									$ 90,400,000
Business acquisition, revenues																	4,600,000
Business acquisition, earnings																	2,000,000
Texas And New Mexico [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases																	147,900,000
Menemsha Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Payments to acquire oil and gas properties and leases													$ 74,700,000
Business acquisition, revenues																	4,900,000
Business acquisition, earnings																	$ 900,000